INCOME TAX (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income from continuing operations before provision for income taxes
Russia	77,502	71,626	53,164
Other jurisdictions	19,186	11,216	6,495
Income from continuing operations before provision for income taxes	96,688	82,842	59,659
Current income tax expense
Russia	7,557	13,790	13,471
Other jurisdictions	2,405	2,304	1,559
Total current income tax expense	9,962	16,094	15,030
Deferred income tax expense
Russia	8,487	2,312	133
Other jurisdictions	1,184	978	363
Total deferred income tax expense	9,671	3,290	496
Total provision for income taxes	19,633	19,384	15,526
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%
Russia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%
Armenia
Statutory income tax rates
Statutory income tax rates (as a percent)	20.00%	20.00%	20.00%
Turkmenistan
Statutory income tax rates
Statutory income tax rates (as a percent)	8.00%	8.00%	8.00%
Ukraine
Statutory income tax rates
Statutory income tax rates (as a percent)	19.00%	21.00%	23.00%
Ukraine | Forecast
Statutory income tax rates
Expected decrease in statutory income tax rates for the year ended December 31, 2014 (as a percent)	18.00%
Expected decrease in statutory income tax rates for the year ended December 31, 2015 (as a percent)	17.00%
Expected decrease in statutory income tax rates for the year ended December 31, 2016 (as a percent)	16.00%